Share-based compensation - Schedule of exercise price and weighted average contractual term of share options outstanding and exercisable (Details) - Stock options	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares	Jan. 01, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 6.11	$ 21.96	$ 74.53
Number of share options outstanding in share-based payment arrangement | Share	1,693,063	1,454,943	485,159
Weighted average remaining contractual life of outstanding share options	3 years 10 months 17 days	4 years 7 months 2 days
Exercise price of exercisable Share options | $ / shares	$ 6.13	$ 21.24
Number of share options exercisable in share-based payment arrangement | Share	1,528,186	1,200,242
2.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 2.61	$ 2.61
Number of share options outstanding in share-based payment arrangement | Share	12,683	35,065
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 2.61	$ 2.61
Number of share options exercisable in share-based payment arrangement | Share	12,683	35,065
3.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 3.75
Number of share options outstanding in share-based payment arrangement | Share	5,500
Weighted average remaining contractual life of outstanding share options	6 years 5 months 19 days
Exercise price of exercisable Share options | $ / shares	$ 3.75
Number of share options exercisable in share-based payment arrangement | Share	500
3.86
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 3.86
Number of share options outstanding in share-based payment arrangement | Share	872,139
Weighted average remaining contractual life of outstanding share options	4 years 29 days
Exercise price of exercisable Share options | $ / shares	$ 3.86
Number of share options exercisable in share-based payment arrangement | Share	864,139
4.42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 4.42	$ 4.42
Number of share options outstanding in share-based payment arrangement | Share	99,502	99,502
Weighted average remaining contractual life of outstanding share options	1 year 8 months 15 days	2 years 8 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 4.42	$ 4.42
Number of share options exercisable in share-based payment arrangement | Share	99,502	99,502
4.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 4.75
Number of share options outstanding in share-based payment arrangement | Share	110,000
Weighted average remaining contractual life of outstanding share options	4 years 3 months 14 days
Exercise price of exercisable Share options | $ / shares	$ 4.75
Number of share options exercisable in share-based payment arrangement | Share	77,500
5.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 5.03
Number of share options outstanding in share-based payment arrangement | Share	60,000
Weighted average remaining contractual life of outstanding share options	4 years 8 months 12 days
Exercise price of exercisable Share options | $ / shares	$ 5.03
Number of share options exercisable in share-based payment arrangement | Share	7,498
5.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 5.43	$ 5.43
Number of share options outstanding in share-based payment arrangement | Share	16,264	16,264
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 5.43	$ 5.43
Number of share options exercisable in share-based payment arrangement | Share	16,264	16,264
6.16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 6.16
Number of share options outstanding in share-based payment arrangement | Share	20,000
Weighted average remaining contractual life of outstanding share options	3 years 2 months 4 days
Exercise price of exercisable Share options | $ / shares	$ 6.16
Number of share options exercisable in share-based payment arrangement | Share	20,000
7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 7.17	$ 7.17
Number of share options outstanding in share-based payment arrangement | Share	199,005	199,005
Weighted average remaining contractual life of outstanding share options	3 years 9 months 29 days	4 years 9 months 29 days
Exercise price of exercisable Share options | $ / shares	$ 7.17	$ 7.17
Number of share options exercisable in share-based payment arrangement | Share	199,005	199,005
7.63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 7.63	$ 7.63
Number of share options outstanding in share-based payment arrangement | Share	203,750	203,750
Weighted average remaining contractual life of outstanding share options	4 years 4 months 2 days	5 years 4 months 2 days
Exercise price of exercisable Share options | $ / shares	$ 7.63	$ 7.63
Number of share options exercisable in share-based payment arrangement | Share	138,750	58,750
9.54
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 9.54
Number of share options outstanding in share-based payment arrangement | Share	15,000
Weighted average remaining contractual life of outstanding share options	4 years 21 days
Exercise price of exercisable Share options | $ / shares	$ 9.54
Number of share options exercisable in share-based payment arrangement | Share	13,125
10.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 10.65	$ 10.65
Number of share options outstanding in share-based payment arrangement | Share	3,730	3,730
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 10.65	$ 10.65
Number of share options exercisable in share-based payment arrangement | Share	3,730	3,730
13.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 13.07	$ 13.07
Number of share options outstanding in share-based payment arrangement | Share	10,855	10,855
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 13.07	$ 13.07
Number of share options exercisable in share-based payment arrangement | Share	10,855	10,855
13.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 13.47	$ 13.47
Number of share options outstanding in share-based payment arrangement | Share	1,418	1,418
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 13.47	$ 13.47
Number of share options exercisable in share-based payment arrangement | Share	1,418	1,418
16.08
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 16.08	$ 16.08
Number of share options outstanding in share-based payment arrangement | Share	18,409	18,409
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 16.08	$ 16.08
Number of share options exercisable in share-based payment arrangement | Share	18,409	18,409
17.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 17.89	$ 17.89
Number of share options outstanding in share-based payment arrangement | Share	4,178	4,178
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 17.89	$ 17.89
Number of share options exercisable in share-based payment arrangement | Share	4,178	4,178
18.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 18.09	$ 18.09
Number of share options outstanding in share-based payment arrangement | Share	17,413	37,313
Weighted average remaining contractual life of outstanding share options	2 years 2 months 15 days	3 years 4 months 2 days
Exercise price of exercisable Share options | $ / shares	$ 18.09	$ 18.09
Number of share options exercisable in share-based payment arrangement | Share	17,413	37,313
20.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 20.10	$ 20.10
Number of share options outstanding in share-based payment arrangement | Share	8,289	493,363
Weighted average remaining contractual life of outstanding share options	2 years 3 months 7 days	4 years 8 months 19 days
Exercise price of exercisable Share options | $ / shares	$ 20.10	$ 20.10
Number of share options exercisable in share-based payment arrangement | Share	8,289	493,363
21.11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 21.11
Number of share options outstanding in share-based payment arrangement | Share		12,438
Weighted average remaining contractual life of outstanding share options		4 years 8 months 1 day
Exercise price of exercisable Share options | $ / shares		$ 21.11
Number of share options exercisable in share-based payment arrangement | Share		12,438
24.12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 24.12
Number of share options outstanding in share-based payment arrangement | Share		9,950
Weighted average remaining contractual life of outstanding share options		4 years 7 months 2 days
Exercise price of exercisable Share options | $ / shares		$ 24.12
Number of share options exercisable in share-based payment arrangement | Share		6,219
26.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 26.13
Number of share options outstanding in share-based payment arrangement | Share		14,925
Weighted average remaining contractual life of outstanding share options		3 years 7 months 13 days
Exercise price of exercisable Share options | $ / shares		$ 26.13
Number of share options exercisable in share-based payment arrangement | Share		14,925
40.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 40.20
Number of share options outstanding in share-based payment arrangement | Share		29,851
Weighted average remaining contractual life of outstanding share options		4 years 5 months 12 days
Exercise price of exercisable Share options | $ / shares		$ 40.20
Number of share options exercisable in share-based payment arrangement | Share		22,388
44.22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 44.22
Number of share options outstanding in share-based payment arrangement | Share		2,488
Weighted average remaining contractual life of outstanding share options		3 years 4 months 28 days
Exercise price of exercisable Share options | $ / shares		$ 44.22
Number of share options exercisable in share-based payment arrangement | Share		2,488
47.24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 47.24	$ 47.24
Number of share options outstanding in share-based payment arrangement | Share	1,493	1,493
Weighted average remaining contractual life of outstanding share options	3 years 4 months 13 days	4 years 4 months 13 days
Exercise price of exercisable Share options | $ / shares	$ 47.24	$ 47.24
Number of share options exercisable in share-based payment arrangement | Share	1,493	1,493
50.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 50.25	$ 50.25
Number of share options outstanding in share-based payment arrangement | Share	5,224	227,861
Weighted average remaining contractual life of outstanding share options	3 years 3 months 21 days	5 years 1 month 2 days
Exercise price of exercisable Share options | $ / shares	$ 50.25	$ 50.25
Number of share options exercisable in share-based payment arrangement | Share	5,224	129,353
52.26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 52.26	$ 52.26
Number of share options outstanding in share-based payment arrangement | Share	498	498
Weighted average remaining contractual life of outstanding share options	3 years 2 months 15 days	4 years 2 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 52.26	$ 52.26
Number of share options exercisable in share-based payment arrangement | Share	498	498
55.28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 55.28	$ 55.28
Number of share options outstanding in share-based payment arrangement | Share	498	498
Weighted average remaining contractual life of outstanding share options	3 years 1 month 13 days	4 years 1 month 13 days
Exercise price of exercisable Share options | $ / shares	$ 55.28	$ 55.28
Number of share options exercisable in share-based payment arrangement | Share	498	498
59.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 59.30	$ 59.30
Number of share options outstanding in share-based payment arrangement | Share	498	498
Weighted average remaining contractual life of outstanding share options	2 years 11 months 15 days	3 years 11 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 59.30	$ 59.30
Number of share options exercisable in share-based payment arrangement | Share	498	498
75.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 75.38	$ 75.38
Number of share options outstanding in share-based payment arrangement | Share	498	498
Weighted average remaining contractual life of outstanding share options	3 years 14 days	4 years 14 days
Exercise price of exercisable Share options | $ / shares	$ 75.38	$ 75.38
Number of share options exercisable in share-based payment arrangement | Share	498	498
86.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 86.43	$ 86.43
Number of share options outstanding in share-based payment arrangement | Share	1,244	1,244
Weighted average remaining contractual life of outstanding share options	2 years 10 months 13 days	3 years 10 months 17 days
Exercise price of exercisable Share options | $ / shares	$ 86.43	$ 86.43
Number of share options exercisable in share-based payment arrangement | Share	1,244	1,244
88.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 88.44
Number of share options outstanding in share-based payment arrangement | Share		14,925
Weighted average remaining contractual life of outstanding share options		3 years 10 months 13 days
Exercise price of exercisable Share options | $ / shares		$ 88.44
Number of share options exercisable in share-based payment arrangement | Share		14,925
120.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 120.60
Number of share options outstanding in share-based payment arrangement | Share		9,950
Weighted average remaining contractual life of outstanding share options		3 years 8 months 15 days
Exercise price of exercisable Share options | $ / shares		$ 120.60
Number of share options exercisable in share-based payment arrangement | Share		9,950
142.71
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 142.71	$ 142.71
Number of share options outstanding in share-based payment arrangement | Share	4,975	4,974
Weighted average remaining contractual life of outstanding share options	2 years 8 months 26 days	3 years 8 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 142.71	$ 142.71
Number of share options exercisable in share-based payment arrangement | Share	4,975	4,975